Income Taxes (Details)		6 Months Ended
	Apr. 01, 2018 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)
Income Taxes [Line Items]
Profits tax rate (in Dollars)		$ 214,875		$ 821,728
Assessable profit percentage		16.50%	16.50%
Valuation allowance (in Dollars)		$ 2,837,022			$ 2,448,966	$ 1,310,463
Hong Kong [Member]
Income Taxes [Line Items]
Profits tax rate (in Dollars)	$ 2,000,000
Assessable profits percentage	8.25%
Assessable profits amount (in Dollars)			$ 2,000,000
Assessable profits tax rates		16.50%	16.50%
PRC [Member]
Income Taxes [Line Items]
Enterprise income tax rate		25.00%	25.00%
Japan [Member]
Income Taxes [Line Items]
Statutory income tax rate		36.80%	36.80%	36.80%
Effective income tax rate		0.00%	0.00%	(12.39%)